RETIREMENT BENEFIT OBLIGATIONS - Sensitivity analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UK Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	$ 24.0	$ 32.0	$ 37.0
Supplementary payments	24.0	26.0	29.0
UK Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(80.9)
Pension obligation -50bps/-1yr	92.6
Pension cost +50bps/+1yr	(2.0)
Pension cost -50bps/-1yr	2.0
UK Plan | Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	88.1
Pension obligation -50bps/-1yr	(77.3)
Pension cost +50bps/+1yr	2.0
Pension cost -50bps/-1yr	(2.0)
UK Plan | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	38.0
Pension obligation -50bps/-1yr	(37.7)
Pension cost +50bps/+1yr	1.0
Pension cost -50bps/-1yr	(1.0)
US Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Contribution to the plan	20.0	$ 20.0	$ 20.0
Supplementary payments	20.0
US Plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	(25.5)
Pension obligation -50bps/-1yr	27.9
Pension cost +50bps/+1yr	(1.0)
Pension cost -50bps/-1yr	1.0
US Plan | Mortality
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension obligation +50bps/+1yr	11.4
Pension obligation -50bps/-1yr	$ (11.6)